Share-based Payments - Additional Information (Details) £ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020 GBP (£)	Sep. 30, 2019 GBP (£)	Sep. 30, 2020 GBP (£) shares	Sep. 30, 2019 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense | £	£ 1.4	£ 1.0	£ 3.1	£ 2.2
U.K. Share-Based Payment Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			2,585,639
Share options granted, vesting period			4 years
U.S Share Option Sub-Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				1,202,150